GENERAL (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) segment item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
GENERAL
Minimum number of importers/exporters | item	10,000
Number of segments | segment	2
Accumulated deficit	$ (215,447)		$ (206,670)
Loss	(8,777)	$ (9,930)
Cash flow from operating activities	$ (2,532)	$ (4,505)